Related Party Transactions	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

Manager

All vessels owned by the Company receive management services from the Manager, pursuant to ship management agreements between each of the ship-owning companies and the Manager.

Each of the Company’s ship-owning subsidiaries pays, as per its management agreement with the Manager, a monthly technical management fee of $18,975 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $0.4 per day for superintendent attendance and other direct expenses.

The Company also pays the Manager a fee equal to 1.25% of the gross freight or hire from the employment of FreeSeas’ vessels. In addition, the Company pays a 1% commission on the gross purchase price of any new vessel acquired or the gross sale price of any vessel sold by the Company with the assistance of the Manager. During the nine months ended September 30, 2013 and 2012, there were no vessel disposals. In addition, the Company has incurred commission expenses relating to its commercial agreement with the Manager amounting to $77 and $104 for the nine months ended September 30, 2013 and 2012, respectively, included in “Commissions” in the accompanying unaudited interim condensed consolidated statements of operations.

The Company also pays, as per its services agreement with the Manager, a monthly fee of $136,275, (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting, implementation of Sarbanes-Oxley internal control over financial reporting procedures and general administrative and management services plus expenses. The Manager is entitled to a termination fee if the agreement is terminated upon a “change of control” as defined in its services agreement with the Manager. The termination fee as of September 30, 2013 would be approximately $90,451. In connection with the shares to be issued to the Manager in payment of unpaid management and services fees, described below, the Manager has waived its right to terminate the services agreement and receive such termination fee.

On January 18, 2013, the Company’s’ Board of Directors approved the issuance of 338,768 shares of the Company’s common stock to the Manager in payment of $271 in unpaid fees due to the Manager for January 2013 under the management and services agreements with the Company. These shares were issued to the Manager on February 28, 2013 (Note 15) and are based on the closing prices of the Company's common stock on the first day of each month, which are the dates the management and services fees were due and payable. On

On September 13, 2013, the Company’s’ Board of Directors approved the issuance of 4,958,286 shares of the Company’s common stock to the Manager (Note 15) in payment of $2,168 in unpaid fees due to the Manager for the months of February, March, April, May, June, July, August and September 2013 under the management and services agreements with the Company. The number of shares issued to the Manager was based on the closing prices of the Company's common stock on the first day of each month, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 171,637 shares of the Company’s common stock to its non-executive members of its Board of Directors (Note 15) in payment of $120 in unpaid Board fees for the first, second and third quarter of 2013. The aggregate number of shares issued to the directors was based on the closing price of the Company’s common stock on the last day of the first, second and third quarter of 2013, which is the date that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws.

Fees and expenses charged by the Manager are included in the accompanying unaudited interim condensed consolidated financial statements in “Management fees to a related party,” “General and administrative expenses” and “Operating expenses”. The total amounts charged for the nine months ended September 30, 2013 and 2012 amounted to $2,271 ($1,074 of management fees, $1,088 of services fees, $96 of superintendent fees and $13 for other expenses) and $4,018 ($2,165 of management fees, $1,736 of services fees, $102 of superintendent fees and $15 for other expenses, respectively. The “Management and other fees to a related party” and the “General and administrative expenses” for the nine months ended September 30, 2013 include the amount of $474 recognized as stock-based compensation expense for the issuance of 338,768 shares of the Company’s common stock to the Manager in payment of $271 in unpaid fees due to the Manager for January 2013 under the management and services agreements with the Company. In addition, the “Management and other fees to a related party” and the “General and administrative expenses” for the nine months ended September 30, 2013 include the amount of $954 recognized as gain for the issuance of 4,958,286 shares of the Company’s common stock to the Manager (Note 15) in payment of $2,168 in unpaid fees due to the Manager for the months of February, March, April, May, June, July, August and September 2013 and the issuance of 171,637 shares of the Company’s common stock to the non-executive members of its Board of Directors (Note 15), in payment of $120 in unpaid Board fees for the first, second and third quarter of 2013.

The balance due from the Manager as of September 30, 2013 and December 31, 2012 was $1,387 and $346, respectively. The amount paid to the Manager for office space during the nine months ended September 30, 2013 and 2012 was $109 and $106, respectively and is included in “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations.

First Business Bank (FBB)

Effective May 13, 2013, FBB ceased to be a related partyaccording to the requirements of ASC 850 (“Related Party Disclosures”), since the bank’s deposits and loans other than the loans in definite delay and the bank’s network of nineteen branches were transferred to the National Bank of Greece (“NBG”). The license of FBB was revoked and the bank was placed under special liquidation. The Company’s loan facility and deposits have been transferred to NBG.

Other Related Party

The Company, through the Manager, uses from time to time a ship-brokering firm (“Navar”) associated with family members of the Company’s Chairman, Chief Executive Officer and President for certain of the charters of the Company’s fleet. During the nine months ended September 30, 2013 and 2012, Navar charged the Company commissions of $14 and $30, respectively, which are included in “Commissions” in the accompanying unaudited interim condensed consolidated statements of operations. The balance due to Navar as of September 30, 2013 and December 31, 2012 was $nil and $94, respectively. On May 22, 2013, the Company entered into a debt settlement agreement with Navar pursuant to which the Company issued Navar 136,925 shares of common stock in exchange for the extinguishment of $94 of outstanding debt related to shipbrokerage services provided to the Company.